Note 9 - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]	NOTE 9 – SUBSEQUENT EVENTS The Plan Administrator has evaluated subsequent events through June 22, 2026, the date which the financial statements were available to be issued.